ACQUISITIONS - Verdeca and other intangibles assets (Details)	Nov. 12, 2020 USD ($) item	Jun. 30, 2021 USD ($)
Disclosure of detailed information about business combination
Consideration for acquisition		$ 2,625,335
Verdeca
Disclosure of detailed information about business combination
Percentage of less gluten in wheat varieties	65.00%
Number of times the dietary fiber content of conventional wheat flours | item	10
Cash payment	$ 5,000,000
Consideration in equity	$ 15,000,000
Shares issued in exchange for the acquisition of assets	1,875,000
Soybean HB4 | Verdeca
Disclosure of detailed information about business combination
Amount to be paid for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares	$ 2,000,000
Consideration for acquisition	$ 1,000,000
Percentage of royalty payments	6.00%
Royalty payments	$ 10,000,000
Net wheat technology | Verdeca
Disclosure of detailed information about business combination
Percentage of royalty payments	25.00%